Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net earnings	$ 1,971.2	$ 817.9
Depreciation, amortization and impairment charges	611.5	350.9
Net bond discount amortization	(116.3)	(141.0)
Amortization of share-based payment awards	80.1	66.1
Share of profit of associates	(169.6)	(221.1)
Deferred income taxes	83.8	(105.0)
Net gains on investments	(1,691.0)	(248.7)
Net increase in fair value of investment property	(25.2)	(24.4)
Net purchases of securities classified at FVTPL	(366.7)	(2,749.3)
Loss on repurchase of borrowings	23.7	58.9
Changes in operating assets and liabilities	953.9	271.4
Cash provided by (used in) operating activities	1,355.4	(1,924.3)
Investing activities
Sales of investments in associates	323.8	444.8
Purchases of investments in associates	(772.1)	(535.8)
Net purchases of investment property	(184.4)	(141.7)
Net purchases of premises and equipment and intangible assets	(319.6)	(236.5)
Purchases of subsidiaries, net of cash acquired	(210.1)	(163.1)
Sale of subsidiary, net of cash divested	0.0	71.4
Deconsolidation of subsidiary	(41.6)	(67.7)
Cash used in investing activities	(1,204.0)	(628.6)
Financing activities
Decrease in restricted cash related to financing activities	0.0	150.5
Purchases for treasury	(104.4)	(214.0)
Purchases for cancellation	(118.0)	(92.7)
Common share dividends	(278.0)	(283.2)
Preferred share dividends	(45.8)	(45.1)
Issuances to non-controlling interests, net of issuance costs	44.7	103.1
Purchases of non-controlling interests	(151.4)	(382.0)
Dividends paid to non-controlling interests	(197.7)	(159.5)
Cash used in financing activities	(837.4)	(676.1)
Decrease in cash and cash equivalents	(686.0)	(3,229.0)
Cash and cash equivalents – beginning of year	4,536.9	7,935.0
Foreign currency translation	12.4	(169.1)
Cash and cash equivalents – end of year	3,863.3	4,536.9
Holding Company, Insurance, and Reinsurance Companies
Financing activities
Proceeds, net of issuance costs	456.5	1,490.7
Repayments	(326.7)	(1,246.5)
Net borrowings from (repayments to) revolving credit facility and short term loans	132.1	(42.2)
Principal payments on lease liabilities	(59.9)	0.0
Non-insurance companies
Operating activities
Loss on repurchase of borrowings	23.7	58.9
Financing activities
Proceeds, net of issuance costs	302.7	664.0
Repayments	(308.5)	(660.6)
Net borrowings from (repayments to) revolving credit facility and short term loans		41.4
Principal payments on lease liabilities	$ (166.1)	$ 0.0